GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA
NOTE 16:-	GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA

a.	Summary information about geographical areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company’s business). The total revenues are attributed to geographic areas based on the location of the Company’s channel partners which are considered as end customers, as well as direct customers of the Company.

The following tables presents total revenues and property and equipment, net, by geographic area:

1. Revenues based on the channel partners’ location:

	Year ended December 31,
	2025	2024	2023

Americas, principally the U.S.	$1,142.7	$1,070.4	$1,025.7
EMEA *)	1,174.2	1,120.5	1,050.4
Israel	74.0	72.9	66.3
Asia Pacific	334.5	301.2	272.3

	$2,725.4	$2,565.0	$2,414.7

*) Includes Europe, the Middle East (excluding Israel) and Africa.

Includes United Kingdom with 14%,15% and 16% from the total revenues in 2025, 2024 and 2023 respectively.

2. Property and equipment, net and ROU assets:

	December 31,
	2025	2024

Israel	$78.0	$78.4
U.S.	11.9	9.3
Rest of the world	24.4	20.2

	$114.3	$107.9

b.	Summary information about product lines:

The Company’s products can be classified by three main product lines. The following table presents total revenues for the years ended December 31, 2025, 2024 and 2023 by product lines:

	Year ended December 31,
	2025	2024	2023

Product and licenses:
Network security Gateways	$506.2	$470.1	$452.0
Other *)	42.0	37.8	45.4

	548.2	507.9	497.4
Security subscriptions	1,219.0	1,104.2	981.2
Software updates and maintenance	958.2	952.9	936.1

Total revenues	$2,725.4	$2,565.0	$2,414.7

*)	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.

c.	Financial income, net:

	Year ended December 31,
	2025	2024	2023

Financial income:
Interest income	$105.0	$93.6	$92.4
Amortization of marketable securities premium and accretion of discount, net	12.0	6.4	-

	117.0	100.0	92.4
Financial expense:
Amortization of marketable securities premium and accretion of discount, net	-	-	3.1
Realized loss on sale of marketable securities, net	-	-	6.7
Foreign currency re-measurement loss	1.0	2.1	3.8
Others	2.0	1.8	2.3

	3.0	3.9	15.9

	$114.0	$96.1	$76.5